Prepaid Expenses and other receivable	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Prepaid Expenses and other receivable

Note 5 — Prepaid Expenses and other receivable

Prepaid expenses and other receivable primarily consisted of minimum guarantees as outlined in the agreements and overage of estimated payments for usage. As of December 31, 2022 and 2021, total prepayments to sellers for content was $312,136 and $218,854, respectively.